Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Summary of Benefit Expenses in Relation with Key Management Personnel
The Company incurred the following benefit expenses in relation with key management personnel:

	Years ended
	January 31, 2024	January 31, 2023
Current remuneration	$8.2	$19.4
Post-employment benefits	1.0	1.4
Stock-based compensation expense	8.9	9.7
Total	$18.1	$30.5